Share-based compensation - Options on EUR-denominated listed share (Detail)	12 Months Ended
Dec. 31, 2023 € / shares
Share-based compensation [Line Items]
Number of share options granted in share-based payment arrangement	3,831,000
Euro [Member]
Share-based compensation [Line Items]
Weighted average share price, share options granted	€ 22.16
Number of share options forfeited in share-based payment arrangement	(171,000)
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement	€ 22.16
Number of share options outstanding in share-based payment arrangement	3,660,000
Weighted average exercise price of share options outstanding in share-based payment arrangement	€ 22.16